Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy for Financial Assets Measured $ in Thousands	Sep. 30, 2024 USD ($)
Financial assets:
Total financial assets	$ 403,322
Level 1 [Member]
Financial assets:
Total financial assets	403,322
Level 2 [Member]
Financial assets:
Total financial assets
Level 3 [Member]
Financial assets:
Total financial assets
Money market funds [Member]
Financial assets:
Total financial assets	403,322
Money market funds [Member] | Level 1 [Member]
Financial assets:
Total financial assets	403,322
Money market funds [Member] | Level 2 [Member]
Financial assets:
Total financial assets
Money market funds [Member] | Level 3 [Member]
Financial assets:
Total financial assets